IMPAIRMENT OF ASSETS (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 24, 2012	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Impairment Assets [Line Items]
Goodwill		$ 65,751	$ 65,851	$ 69,922
Acquisitions through business combinations, intangible assets and goodwill		4,323
Impairment loss recognised in profit or loss, goodwill		0	0
Impairment loss recognised in profit or loss, property, plant and equipment		$ 76,042	1,035
Two Plants Of Wood Products [Member]
Disclosure Of Impairment Assets [Line Items]
Discount rate used in current estimate of value in use		8.00%
MAPA Project [Member]
Disclosure Of Impairment Assets [Line Items]
Discount rate used in current estimate of value in use		6.10%
Impairment loss recognised in profit or loss, property, plant and equipment		$ 33,570
Spare Parts [Member]
Disclosure Of Impairment Assets [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment		43,181	38,913	$ 4,268
Pien plant [Member]
Disclosure Of Impairment Assets [Line Items]
Acquisitions through business combinations, intangible assets and goodwill		$ 22,378	23,278
Discount rate used in current estimate of value in use		7.00%
Description of projected cash flow term		5 years
Flakeboard [Member]
Disclosure Of Impairment Assets [Line Items]
Acquisitions through business combinations, intangible assets and goodwill		$ 40,765	$ 40,661
Consideration paid (received)	$ 242,502
Percentage of voting equity interests acquired	100.00%
Discount rate used in current estimate of value in use		6.70%
Description of projected cash flow term		5 years